Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation

(a) Basis of Presentation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and applicable rules and regulations of the United States Securities and Exchange Commission (“SEC”).

Use of Estimates

(b) Use of Estimates

The preparation of these consolidated financial statements requires management of the Company to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues, costs and expenses, and related disclosures. On an on-going basis, the Company evaluates its estimates based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Significant estimates required to be made by management, include, but are not limited to, the assessment of a provision for doubtful accounts, the useful lives of property and equipment and intangible asset, and valuation of deferred tax assets. Actual results may differ from those estimates under different assumptions or conditions.

Basis of Consolidation

(c) Basis of Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company balances and transactions have been eliminated upon consolidation.

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove a majority of the members of the board of directors or to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

Fair value measurements

(d) Fair value measurements

The Company applies ASC Topic 820, Fair Value Measurements and Disclosures which defines fair value, establishes a framework for measuring fair value, and expands financial statement disclosure requirements for fair value measurements.

ASC Topic 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability.

ASC Topic 820 specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value. Unobservable inputs are valuation technique inputs that may reflect the Company’s own assumptions that cannot be corroborated with observable market data.

Management of the Company is responsible for considering the carrying amount of cash, restricted cash, accounts receivable, net, prepayments, other receivables, accounts receivable - related party, interest receivable - related party, accounts payable, operating lease liabilities -current, advance from clients, accounts payable - related party, due to related parties, taxes payable, and accruals and other payables based on the short-term maturity of these instruments to approximate their fair values because of their short-term nature.

Cash

(e) Cash

Cash primarily consists of bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use. The Company maintains most of its bank accounts in the PRC.

Restricted Cash

(f) Restricted Cash

Restricted cash represents restricted cash held by banks as guarantee deposit for a contractual dispute which closed as of December 31, 2021 and the restricted cash has been released on February 8, 2022. Thus, there was no restricted cash as of December 31, 2022.

Accounts Receivable, Net

(g) Accounts Receivable, Net

Accounts receivable include trade accounts due from clients. Accounts are considered overdue over 90 days. Management reviews its receivables on a regular basis to determine if the provision of doubtful accounts is adequate and provides provision when necessary. The provision is based on management’s best estimates of specific losses on individual client exposures, as well as the historical trends of collections. Account balances are charged off against the provision after all means of collection have been exhausted and the likelihood of collection is not probable.

Prepayments

(h) Prepayments

Prepayments primarily consist of the prepayments to the service suppliers for the Company event hosting, planning, and execution. The Company maintains a provision for doubtful accounts to state prepayments at their estimated realizable value based on a variety of factors, including the possibility of releasing the prepayments into service, significant one-time events, and historical experience. As of December 31, 2022 and 2021, no provision for doubtful accounts for prepayments was made.

Other Receivables

(i) Other Receivables

Other receivables represent advance payments made to cooperative parties for expenses and money owed to the Company by third parties, which normally includes insignificant receivable amounts.

Property and Equipment, net

(j) Property and Equipment, net

Property and equipment are stated at cost less accumulated depreciation and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. Estimated useful lives are as follows:

Estimated useful lives (years)
Leasehold improvement	5
Vehicle	4
Office equipment	5
Electronic equipment	3

Intangible Assets, net

(k) Intangible Assets, net

Intangible assets are stated at cost less accumulated amortization and amortized in a method which reflects the pattern in which the economic benefits of the intangible asset are expected to be consumed or otherwise used up. The balance of intangible assets represents a production copyright that the Company purchased externally and is amortized straight-line over 10 years in accordance with the way the Company estimates to generate economic benefits from such copyright.

The estimated useful lives of the Company’s intangible assets are listed below:

Estimated useful lives (years)
Copyright	10
Trademarks	10
Software	10

Impairment of Long-lived Assets

(l) Impairment of Long-lived Assets

Long-lived assets, including property and equipment with finite lives and intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the non-discounted future cash flows generated from the assets and recognizes an impairment loss when estimated discounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. No impairment was recorded by the Company as of December 31, 2022 and 2021.

Lease

(m) Lease

On January 1, 2020, the Company adopted Accounting Standards Update (“ASU”) 2016-02. Under this guidance, the Company determines if an arrangement is a lease or contains a lease at inception, operating lease liabilities are recognized based on the present value of the remaining lease payments, discounted using the discount rate for the lease at the commencement date. As the rate implicit in the lease is not readily determinable for the operating lease, the Company generally uses an incremental borrowing rate based on information available at the commencement date to determine the present value of future lease payments. Operating lease right-of-use (“ROU”) assets represent the Company’s right to control the use of an identified asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets are generally recognized based on the amount of the initial measurement of the operating lease liabilities. Lease expense is recognized on a straight-line basis over the lease term. The Company elected the package of practical expedients permitted under the transition guidance to combine the lease and non-lease components as a single lease component for operating lease associated with the Company’s office space lease, and to keep leases with an initial term of 12 months or less off the balance sheet and recognize the associated lease payments in the consolidated statements of income on a straight-line basis over the lease term.

The Company has two operating leases for office, including an option to renew which is not at the Company’s sole discretion. The renewal to extend the lease term is not included in the Company’s ROU assets and operating lease liabilities as they are not reasonably certain of exercise. The Company regularly evaluates the renewal option, and, when it is reasonably certain of exercise, the Company will include the renewal period in its lease term. New lease modifications result in re-measurement of the ROU assets and operating lease liabilities. The Company’s lease agreement does not contain any material residual value guarantees or material restrictive covenants.

ROU assets are reviewed for impairment when indicators of impairment are present. ROU assets from operating leases are subject to the impairment guidance in ASC 360, Property, Plant, and Equipment, as ROU assets are long-lived nonfinancial assets.

ROU assets are tested for impairment individually or as part of an asset group if the cash flows related to the ROU assets are not independent from the cash flows of other assets and liabilities. An asset group is the unit of accounting for long-lived assets to be held and used, which represents the lowest level for which identifiable cash flows are largely independent of the cash flows of other groups of assets and liabilities.

The Company recognized no impairment of ROU assets as of December 31, 2022 and 2021.

The operating lease is included in operating lease right-of-use assets, operating lease liabilities-current and operating lease liabilities-non-current on the consolidated balance sheets.

Deferred Offering Costs

(n) Deferred Offering Costs

Pursuant to ASC 340-10-S99-1,  costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. Deferred offering costs consist of underwriting, legal, accounting and other expenses incurred through the balance sheet date that are directly related to the proposed public offering.

The Company recorded related offering costs as deferred offering costs and wrote off as a reduction of equity at the time of listing, rather than as part of the current period’s income or loss.

Revenue Recognition

(o) Revenue Recognition

The following five steps are applied to achieve the core principle of the new revenue standard: (i) identify contract(s) with a client; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenues when (or as) the Company satisfies the performance obligation.

The Company’s revenues are recognized when persuasive evidence of an arrangement exists, service has occurred, and all performance obligations have been performed pursuant to the terms of the agreement, the sales price is fixed or determinable and collectability is reasonably assured. The Company revenue agreements generally do not include a right of return in relation to the delivered products or services. Depending on the terms of the agreement and the laws that apply to the agreement, service obligations may be delivered over time or at a point in time. Control of the services is transferred over time if the Company’s performance:

-	provides all of the benefits received and consumed simultaneously by the client;

-	creates and enhances an asset that the client controls as the Company performs; or

-	does not create an asset with an alternative use to the Company and the Company has an enforceable right to payment for performance complete to date.

If control of services transfers over time, revenue is recognized over the period of the agreement by reference to progress toward complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the client obtains control of the services.

The Company currently generates its revenue from the following main sources:

Revenues from advisory and transaction services

The Company deliver packaged advisory and transaction services to help design a financial plan, build up and maintain the corporate image of our clients, connect clients with potential investors, and present its client to the interested investors. Revenues from advisory and transaction services represent service fees associated with private fundraising transactions, which are recognized on net basis. The service fees were charged based on a certain percentage of the fund raised by the clients, which were only payable upon the completion of fundraising. The revenues are the amount of consideration to which the Company expects to be entitled in complete the fundraising transactions, the only performance obligation of the service. Revenue is recognized at the point when the advisory services have been conducted and the underlying fundraising transactions are completed under the terms of the respective contract. Payment term of advisory and transaction services is three days when the performance obligation completed.

Revenues from corporate consulting services

The Company provides a combination of corporate consulting services that are bundled and customized to fulfill each client’s unique financial needs. The corporate consulting services include various specific services (e.g., due diligence service, business plans, financing solutions). The Company charged a fixed price for a specific service and revenue is recognized when the Company completes the specific services agreed upon in the contract. Each of the specific services is considered as one performance obligation. Each performance obligation is independent to each other with specific price identified in the contract and the clients could contract with the Company for any one of the specific services. Since clients can cancel each specific service before it is delivered without any penalty, the Company does not have an enforceable right to payment from the client, and thus the services and prices are excluded from the contract until the individual specific service starts or advance payment is received. Before the full and complete delivery of the services, the clients cannot benefit from the performance and cannot control the work in progress. The Company control the rights to the services, and the services can easily be redirected to another client without incurring significant costs. As a result, the revenues do not meet the criteria of recognizing revenue over time, and such services shall only be useful to the client after delivered in full. The revenue is therefore recognized at the point in time when the deliverables, in the form of reports are delivered based on the specific terms of the contract.

Revenues from corporate business training services

Revenues from corporate business training services consist of two types (i) training fees and (ii) set-up fees. Each type of the training services is considered as one performance obligation. Each performance obligation is independent to each other and its clients could contract with the Company for any one of the training services.

(i)	Training fees

The Company provides corporate business training services through diversified courses. The courses are provided in a short-term period. The revenue is recognized when the courses are fully delivered. Training fees are collected before providing any service and is recorded as advances from clients.

(ii)	Set-up fees

The Company offers referral and marketing service companies set-up services. The Company helps the referral and marketing service companies familiarize themselves with the training and conduct the business in a short period. Thereafter, the referral and marketing service companies have the right to promote the corporate business training services for the Company. A new partner is required to pay a non-refundable set-up fee. Any fees charged to the referral and marketing service companies for the set-up activities are recognized as revenue at the point in time when the set-up services have been completed and the Company has the right to bill the referral and marketing service companies.

Revenues from others

Revenue from others is mainly derived from the small amount from referral services. The revenue from referral services  is recognized at the point when both parties are satisfied with the performance obligation that agreed and signed on the contract.

Advance from clients

Advance from clients is the amount that will be invoiced and recognized as revenue in future periods, at a point in time, when the Company completes its performance obligations.

Changes in advance from clients as follows:

	Years Ended December 31,
	2022	2021	2020

Advance from clients, beginning of the period	$587,396	$205,881	$-
Revenue deferred during the period	84,945	484,364	205,881
Recognition of revenue deferred in prior periods	(316,154)	(102,849)	-
Refund to clients	(131,590)	-	-
Foreign currency translation adjustment	(36,967)	-	-
Advance from clients, end of the period	$187,630	$587,396	$205,881

Advance from clients is mainly consists of the fee for corporate consulting services and corporate business training services.

Practical expedients

Cost to obtain a client – the Company pays certain costs to obtain a client contract such as commissions. As the Company’s client contracts have a contractual term of one year or less, it has elected to apply the practice expedient and expense these costs in selling, general and administrative expense as incurred.

Revenues by services:

	Years Ended December 31,
	2022	2021	2020
Revenues
Advisory and transaction service	$2,000,219	$3,878,847	$715,909
Corporate business training service	256,356	1,467,563	294,577
Corporate consulting service	862,081	839,531	287,714
Others	3,668	108,726	35,730
Total revenues	$3,122,324	$6,294,667	$1,333,930

Revenue by recognition over time vs at point in time:

	Years Ended December 31,
	2022	2021	2020
Revenue by recognition over time	$-	$-	$-
Revenue by recognition at a point in time	3,122,324	6,294,667	1,333,930
Total revenues	$3,122,324	$6,294,667	$1,333,930

Cost of Revenues

(p) Cost of Revenues

The Company’s service costs primarily include (1) referral fees paid to agent companies for the recommendation of potential clients, (2) service fees paid to outsourcing providers, and (3) commission fees of service personnel paid to third parties and the Company’s staff.

Income Tax

(q) Income Tax

The Company accounts for income taxes under ASC 740. Current income taxes are provided based on net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. PRC tax returns filed in 2019 to 2022 are subject to examination by any applicable tax authorities.

Value Added Tax (“VAT”)

(r) Value Added Tax (“VAT”)

The Company was subject to VAT at the rate of 6% and related surcharges on revenues generated from provided services for the years ended December 31, 2022, 2021 and 2020.   Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. The Company reports revenues net of PRC VAT for all the periods presented in the consolidated statements of income and comprehensive income.

Foreign Currency Translation and transaction

(s) Foreign Currency Translation and transaction

The reporting currency of the Company is the USD. Tiancheng Jinhui conducts its business in the local currency, Chinese Yuan (“RMB”), as its functional currency. Except for Tiancheng Jinhui, the Company and its subsidiaries in Cayman Islands, BVI and HK use USD as its functional currency. An entity’s functional currency is the currency of the primary economic environment in which it operates; normally, that is the currency of the environment in which the entity primarily generates and expends cash. Management’s judgment is essential to determine the functional currency by assessing various indicators, such as cash flows, sales price and market, expenses, financing and inter-company transactions and arrangements.

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are re-measured at the applicable rates of exchange in effect at that date. Gains and losses resulting from foreign currency re-measurement are included in the consolidated statements of income and comprehensive income.

The consolidated financial statements are presented in USD. Assets and liabilities are translated into USD at the current exchange rate in effect at the balance sheet date, and revenues and expenses are translated at the average of the exchange rates in effect during the reporting period. Shareholders’ equity accounts, except for the change in retained earnings, are translated using the historical exchange rates at the date of entry to shareholder equity; the change in retained earnings uses historical exchange rates of each period’s statement of income. Differences resulting from translating functional currencies to the reporting currency are recorded in accumulated other comprehensive income in the consolidated balance sheets.

Translation of amounts from RMB into USD has been made at the following exchange rates from Board of Governors of the Federal Reserve System:

Balance sheet items, except for equity accounts
December 31, 2022	RMB6.8972 to $1
December 31, 2021	RMB6.3726 to $1
December 31, 2020	RMB6.5250 to $1

Statement of income and comprehensive income, and cash flows items
For the year ended December 31, 2022	RMB6.7290 to $1
For the year ended December 31, 2021	RMB6.4508 to $1
For the year ended December 31, 2020	RMB6.9042 to $1

Earnings (loss) Per Share (“EPS”)

(t) Earnings (loss) Per Share (“EPS”)

The Company computes earnings per share (EPS) in accordance with ASC 260, Earnings per Share (ASC 260). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. The Company has no dilutive securities as of and for the years ended December 31, 2022, 2021 and 2020.

Advertising Cost

(u) Advertising Cost

Advertising costs are expensed as incurred and included in selling expenses. Advertising costs amounted to $73,321, $21,654 and $6,752 for the years ended December 31, 2022, 2021 and 2020, respectively.

Employee Benefit

(v) Employee Benefit

The Company is required under PRC laws and regulations to participate in various government sponsored employee benefit plans, including certain social insurance, housing funds and other welfare-oriented payment obligations, and contribute to the plans in amounts equal to certain percentages of salaries, including bonuses and allowances, of its employees up to a maximum amount specified by the local government from time to time at locations where the Company operates its businesses.

Statutory Reserve

(w) Statutory Reserve

In accordance with the PRC Regulations on Enterprises with Foreign Investment and its articles of association, a foreign-invested enterprise established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A foreign-invested enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign-invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distribute as cash dividends. Tiancheng Jinhui was established as a foreign-invested enterprise and therefore is subject to the above mandated restrictions on attributable profits.

Comprehensive Income (loss)

(x) Comprehensive Income (loss)

Comprehensive income consists of two components, net income (loss) and other comprehensive income (loss). The foreign currency translation gain or loss resulting from translation of the financial statements expressed in RMB to USD is reported in other comprehensive income in the consolidated statements of income (loss) and comprehensive income (loss).

Segments Reporting

(y) Segments Reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major clients in financial statements for details on the Company’s business segments.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the CEO, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

Based on the management’s assessment, the Company determined that it has only one operating segment and therefore one reportable segment as defined by ASC 280. The Company’s assets are substantially all located in the PRC and substantially all of the Company’s revenues and expenses are derived in the PRC. Therefore, no geographical segments are presented.

Related Parties

(z) Related Parties

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management, and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all significant related party transactions in Note 10.

Recent Accounting Pronouncements

(aa) Recent Accounting Pronouncements

In May 2019, the FASB issued ASU 2019-05, which is an update to ASU Update No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which introduced the expected credit losses methodology for the measurement of credit losses on financial assets measured at amortized cost basis, replacing the previous incurred loss methodology. The amendments in Update 2016-13 added Topic 326, Financial Instruments—Credit Losses, and made several consequential amendments to the Codification. Update 2016-13 also modified the accounting for available-for-sale debt securities, which must be individually assessed for credit losses when fair value is less than the amortized cost basis, in accordance with Subtopic 326-30, Financial Instruments— Credit Losses—Available-for-Sale Debt Securities. The amendments in this ASU address those stakeholders’ concerns by providing an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. For those entities, the targeted transition relief will increase comparability of financial statement information by providing an option to align measurement methodologies for similar financial assets. Furthermore, the targeted transition relief also may reduce the costs for some entities to comply with the amendments in Update 2016-13 while still providing financial statement users with decision-useful information. ASU 2019-05 is effective for the Company for annual and interim reporting periods beginning January 1, 2023 after FASB delayed the effective date for non-public companies with ASU 2019-10. The Company is currently evaluating the impact of this new standard on its consolidated financial statements and related disclosures.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have a material impact on the consolidated financial statements.